12. Stock Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of stock grant activity
Grants outstanding as of December 31, 2018	1,802,667
Grants awarded	23,300
Forfeiture/Cancelled	(70,000)
Grants vested	(90,800)
Grants outstanding as of June 30, 2019	1,665,167

Total Grants awarded as of December 31, 2017	310,000
Grants awarded	2,141,500
Forfeiture/Cancelled	90,000
Grants vested	558,833
Total Grants awarded as of December 31, 2018	1,802,667

Schedule of stock grant vesting periods
Number of Shares	Period Ending December 31,
585,999	2019 – 6 Months
597,500	2020 – 12 Months
481,668	2021 – 12 Months
1,665,167

Amount of Shares	Year Ending December 31,
688,499	2019
632,500	2020
481,668	2021
1,802,667

Schedule of stock option activity
	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2018	1,184,000	9.68	$1.15
Issued	674,999	9.67	$1.32
Exercised	–	–	–
Expired	(32,500)	9.42	$1.14
Stock options outstanding at June 30, 2019	1,826,499	9.45	$1.20
Stock options exercisable at June 30, 2019	165,625	9.11	$1.12

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2017	–	–	–
Issued	1,259,000
Exercised	–
Expired	75,000
Stock options outstanding at December 31, 2018	1,184,000	9.68	$1.15
Stock options exercisable at December 31, 2018	100,000

Schedule of stock option vesting periods
Number of Shares	Period Ending December 31,
552,913	2019 – 6 Months
584,831	2020 – 12 Months
449,465	2021 – 12 Months
73,665	2022 – 12 Months
1,660,874

Number of Shares	Year Ending December 31,
415,830	2019
385,831	2020
282,339	2021
1,084,000